Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous current liabilities [abstract]
VAT Payables	$ 3,058	$ 71
Accruals for personnel related expenses	9,421	12,483
Other	700	1,177
Total other current liabilities	$ 13,179	$ 13,731